Inventories, Net (Details) - Schedule of Inventories Impairment Consists - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Inventories Impairment Consists [Abstract]
Beginning balance	$ (655,783)	$ (613,831)
Addition	(133,218)	(71,143)
Write-offs		(4,470)
Foreign currency exchange effect	56,104	33,661
Ending balance	$ (732,897)	$ (655,783)